Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
Note 5 – Related Party Transactions

The Company paid $15,249 in consulting fees during 2016 to Eagle Mountain 21, LLC, an entity owned by an officer of the Company. At December 31, 2016 the Company owed an additional $10,662 amount to that same officer for operating costs incurred and submitted for reimbursement during 2016. Reimbursement to the officer was made at the start of the quarter ended June 30, 2017.

See also Note 10 regarding stock option awards to management of the Company.

NOTE 4 – RELATED PARTY TRANSACTIONS

The Company utilized office facilities provided by its president.  The value of the office facilities provided by the Company’s president is nominal and immaterial to the financial statements, additionally the value of the services provided by the Company’s president are nominal and immaterial to the financial statements.